Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES
Net income	$ 52,405	$ 28,344
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	43,906	33,125
Amortization of contract intangibles / liabilities	(456)	(632)
Amortization of deferred revenue	(743)	(743)
Amortization of deferred debt issuance cost	1,271	755
Drydocking expenditure	(3,803)	(3,800)
Income tax expense	6	6
Income taxes paid	(172)	(182)
Unrealized (gain) loss on derivative instruments	(11,253)	(757)
Unrealized (gain) loss on foreign currency transactions	(44)	(2)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties	(290)	38,590
Decrease (increase) in inventories	4	(216)
Decrease (increase) in other current assets	3,516	(1,914)
Decrease (increase) in accrued revenue	(884)	(300)
Increase (decrease) in trade accounts payable	(1,222)	71
Increase (decrease) in accrued expenses	(656)	826
Increase (decrease) prepaid revenue	449	360
Increase (decrease) in amounts due to related parties	(3,800)	4,490
Net cash provided by operating activities	78,234	98,021
INVESTING ACTIVITIES
Disposals (additions) to vessel and equipment	(10)	(180)
Net cash provided by (used in) investing activities	(15,386)	(60,875)
FINANCING ACTIVITIES
Proceeds from long-term debt	145,500	130,000
Repayment of long-term debt	(146,002)	(167,460)
Repayment of long-term debt from related parties	(22,535)	(70,663)
Payment of debt issuance cost	(1,114)	(1,140)
Cash distribution	(39,668)	(33,403)
Net proceeds from issuance of common units	(4)	54,879
Net proceeds from sale of Convertible Preferred Units		87,443
Net cash provided by (used in) financing activities	(63,823)	(344)
Effect of exchange rate changes on cash	(45)	35
Net increase in cash and cash equivalents	(1,019)	36,837
Cash and cash equivalents at the beginning of the period	46,104	27,664
Cash and cash equivalents at the end of the period	45,085	64,501
Tordis Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		(32,374)
Vigdis Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		$ (28,321)
Anna Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	$ (15,376)